FORM 13F COVER PAGE

Report for the Calendar Quarter ended: September 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter M. Donovan
Title:    Authorized Representative
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Peter M.Donovan
 -------------------------
    Peter M. Donovan     Milford, Connecticut      October 24, 2012


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                    Wright Private Asset Management
                                                               FORM 13F
                                                               30-Sep-12

                                                      Form 13F Information Table                           Voting Authority
                                   Title              --------------------------                         ----------------------
                                      of                    Value    Shares/   Sh/  Put/ Invstmt  Other
Name Of Issuer                     Class     CUSIP          (x$1000) Prn Amt   Prn  Call Dscretn  Mgrs   Sole     Shared     None
-------------------------         -------   --------       --------- -------- ----- ---- -------  ----- -----     -------   ------


Common Stock
------------
AT&T Inc                             COM    00206r102        584      15,490   SH         SOLE          13,734     0       1,756
American Express Co.                 COM    025816109        205       3,600   SH         SOLE           3,560     0          40
Apple Computer  Inc                  COM    037833100        501         751   SH         SOLE             740     0          11
Chevron Corp                         COM    166764100        651       5,583   SH         SOLE           5,030     0         553
Cisco System Inc                     COM    17275r102        191       9,988   SH         SOLE           9,848     0         140
Consolidated Edison Inc              COM    209115104        215       3,596   SH         SOLE           2,725     0         871
Emerson Electric Co.                 COM    291011104        190       3,928   SH         SOLE           3,010     0         918
Exxon Mobil Corp                     COM    30231g102        296       3,234   SH         SOLE           3,234     0
General Electric Co.                 COM    369604103        291      12,811   SH         SOLE          11,275     0       1,536
Honeywell Intl Inc                   COM    438516106        296       4,954   SH         SOLE           4,190     0         764
I B M                                COM    459200101        483       2,330   SH         SOLE           2,190     0         140
Intel Corp                           COM    458140100        201       8,860   SH         SOLE           8,850     0          10
JP Morgan Chase & Co.                COM    46625h100        443      10,937   SH         SOLE           9,710     0       1,227
Johnson & Johnson                    COM    478160104        238       3,451   SH         SOLE           3,430     0          21
Mastercard Inc-Cl A                  COM    57636Q104        217         480   SH         SOLE             475     0           5
McDonalds Corp                       COM    580135101        281       3,065   SH         SOLE           3,065     0
Microsoft Corp                       COM    594918104        303      10,185   SH         SOLE          10,095     0          90
Pfizer Inc                           COM    717081103        493      19,840   SH         SOLE          17,390     0       2,450
Philip Morris International          COM    718172109        207       2,302   SH         SOLE           1,895     0         407
US Bancorp                           COM    902973304        297       8,645   SH         SOLE           8,070     0         575
Verizon Communications               COM    92343v104        245       5,375   SH         SOLE           4,420     0         955
Wells Fargo Company                  COM    949746101        208       6,016   SH         SOLE           5,921     0          95
                                                          -------
 Total Common Stock                                        7,034
                                                          =======
 GRAND TOTAL                                               7,034


                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   22
Form 13F Information Table Value Total:              $ 7,034


List of Other Included Managers:            NONE